14. Income Taxes (Tables)	12 Months Ended
Dec. 31, 2017
Income Taxes Tables
Income tax expense
$000s)	2017	2016
Current tax expense	252	-
Deferred tax expense	1,912	2,977
	2,164	2,977

Tax recovery recognized directly in equity

($000's)	2017	2016
Financing costs	709	420

Reconciliation of the effective rate of income tax
($000s)	2017	2016
Loss before income taxes	(8,123)	(4,315)
	26.29%	26.33%
Tax recovery calculated
using statutory rates	(2,136)	(1,136)
Non-deductible items	568	(170)
Difference in foreign tax rates	35	47
Rate differential	736	21
Tax benefits not recognized	(1,437)	(1,141)
Impact of true-up of prior year balances	-	311
Impact of current year renouncements	4,429	5,027
Other	(31)	17
Income tax expense	2,164	2,977

Deferred income tax assets and liabilities

Deferred tax assets
Property and equipment	65	64
Provision for reclamation liabilities	69	339
Financing costs	991	667
Non-capital loss carryforwards	19,532	15,731

Deferred tax liabilities
Mineral interests	(39,254)	(34,196)
	(18,598)	(17,395)

Unrecognized deferred tax assets

Investment in subsidiaries	5,534	5,029
Marketable securities	276	624
Loss carry forwards	974	2,108
Investment tax credit	1,481	1,481
Foreign Tax Credit	268	16
Mineral Properties	203	435

Income tax attributes

Canadian non-capital losses	74,608	2037
Canadian capital losses	1,742	Indefinite
Canadian tax basis of mineral interest	182,057	Indefinite

US non-capital losses	237	2037
US capital losses	1,192	2022
US tax basis of mineral interest	1,564	Indefinite